IRA Program [Member] Shareholder Fees - UBS Liquid Assets Government Fund - UBS Liquid Assets Government Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
IRA Program [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 100
IRA RMA Program [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 175